INVESTMENT SECURITIES - Schedule of Investment Securities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Net losses recognized on marketable equity securities	$ (41,737)	$ (111)
Less: Net (gains) losses recognized on marketable equity securities sold during the year	(3,085)	1,345
Unrealized (losses) gains recognized on marketable equity securities still held at the reporting date	$ (44,822)	$ 1,234